Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2
Trading Symbol	ICLR
Entity Registrant Name	ICON PLC /ADR/
Entity Central Index Key	0001060955
Current Fiscal Year End Date	--12-31

Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 94,922	$ 119,237
Short term investments - available for sale	73,116	54,940
Accounts receivable, net	228,215	201,338
Unbilled revenue	115,407	126,850
Other receivables	12,384	13,788
Deferred tax asset	18,494	14,662
Prepayments and other current assets	20,120	21,424
Income taxes receivable	6,363	8,183
Total current assets	569,021	560,422
Other Assets:
Property, plant and equipment, net	161,874	168,461
Goodwill	319,097	253,393
Non-current other assets	5,236	4,583
Non-current income taxes receivable	14,328	10,272
Non-current deferred tax asset	10,893	10,076
Intangible assets	24,445	28,260
Total Assets	1,104,894	1,035,467
Current Liabilities:
Accounts payable	8,068	5,340
Payments on account	194,514	150,792
Other liabilities	159,710	145,963
Deferred tax liability	1,281	1,183
Income taxes payable	7,859	3,630
Total current liabilities	371,432	306,908
Other Liabilities:
Non-current other liabilities	24,230	20,038
Non-current government grants	1,271	1,351
Non-current income taxes payable	4,893	5,231
Non-current deferred tax liability	19,467	20,395
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, 59,679,858 shares issued and outstanding at June 30, 2012 and 60,135,603 shares issued and outstanding at December 31, 2011	5,021	5,055
Additional paid-in capital	220,829	211,549
Capital redemption reserve	100	44
Accumulated other comprehensive income	(24,831)	(16,446)
Retained earnings	482,482	481,342
Total Shareholders' Equity	683,601	681,544
Total Liabilities and Shareholders' Equity	$ 1,104,894	$ 1,035,467

Condensed Consolidated Balance Sheets (Parenthetical) (EUR €)	Jun. 30, 2012	Dec. 31, 2011
Ordinary shares, par value	€ 0.06	€ 0.06
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	59,679,858	60,135,603
Ordinary shares, shares outstanding	59,679,858	60,135,603

Condensed Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Revenue:
Gross revenue	$ 379,620	$ 317,696	$ 722,675	$ 623,243
Reimbursable expenses	(102,613)	(84,651)	(193,335)	(160,901)
Net revenue	277,007	233,045	529,340	462,342
Costs and expenses:
Direct costs	180,127	150,866	342,411	295,336
Selling, general and administrative expense	69,410	57,344	136,925	117,227
Depreciation and amortization	10,830	9,329	21,632	18,302
Restructuring and other non-recurring items	5,636		5,636	5,002
Total costs and expenses	266,003	217,539	506,604	435,867
Income from operations	11,004	15,506	22,736	26,475
Interest income	314	294	693	527
Interest expense	(545)	(188)	(959)	(355)
Income before provision for income taxes	10,773	15,612	22,470	26,647
Provision for income taxes	(2,809)	(2,530)	(5,535)	(5,217)
Net income	$ 7,964	$ 13,082	$ 16,935	$ 21,430
Net income per Ordinary Share:
Basic	$ 0.13	$ 0.22	$ 0.28	$ 0.36
Diluted	$ 0.13	$ 0.21	$ 0.28	$ 0.35
Weighted average number of Ordinary Shares outstanding:
Basic	59,978,509	60,390,788	60,032,306	60,336,933
Diluted	60,630,891	61,114,996	60,607,635	61,056,232

Condensed Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash flows from operating activities:
Net income	$ 16,935	$ 21,430
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property, plant and equipment	170	13
Depreciation expense	17,572	17,006
Amortization of intangibles	4,060	1,296
Amortization of grants	(57)	(59)
Share compensation expense	5,853	4,137
Deferred taxes	(5,702)	(2,296)
Changes in assets and liabilities:
(Increase)/decrease in accounts receivable	(29,435)	3,949
Decrease/(increase) in unbilled revenue	12,245	(42,576)
Decrease/(increase) in other receivables	1,299	(4,831)
Decrease/(increase) in prepayments and other current assets	2,814	(1,188)
Increase in other non current assets	(517)	(185)
Increase/(decrease) in payments on account	45,871	(316)
(Decrease)/increase in other current liabilities	(3,129)	1,537
Decrease in other non current liabilities	(52)	(191)
Decrease in income taxes receivable	1,371	314
Increase/(decrease) in accounts payable	2,868	(9,699)
Net cash provided by/(used in) operating activities	72,166	(11,659)
Cash flows from investing activities:
Purchase of property, plant and equipment	(15,785)	(13,097)
Purchase of subsidiary undertakings	(51,563)	(33,227)
Cash acquired with subsidiary undertakings	2,899	6,335
Purchase of short term investments	(63,492)	(40,000)
Sale of short term investments	45,688
Net cash used in investing activities	(82,253)	(79,989)
Cash flows from financing activities:
Proceeds from exercise of share options	3,143	2,358
Share issuance costs	(14)	(66)
Tax benefit from the exercise of share options	940	285
Repurchase of ordinary shares	(15,605)
Share repurchase costs	(190)
Drawdown of bank credit lines and loan facilities	20,000
Repayment of bank credit lines and loan facilities	(20,000)
Net cash provided by financing activities	(11,726)	2,577
Effect of exchange rate movements on cash	(2,502)	8,929
Net decrease in cash and cash equivalents	(24,315)	(80,142)
Cash and cash equivalents at beginning of period	119,237	255,706
Cash and cash equivalents at end of period	$ 94,922	$ 175,564

Condensed Consolidated Statements Of Shareholders' Equity And Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	Total	Ordinary Shares	Additional Paid-in Capital	Capital Redemption Reserve	Accumulated Other Comprehensive Income	Retained Earnings
Beginning Balance at Dec. 31, 2011	$ 681,544	$ 5,055	$ 211,549	$ 44	$ (16,446)	$ 481,342
Beginning Balance (in shares) at Dec. 31, 2011		60,135,603
Comprehensive Income:
Net income	16,935					16,935
Currency translation adjustment	(10,293)				(10,293)
Currency impact of long term funding	1,693				1,693
Tax on currency impact of long term funding	(157)				(157)
Unrealized capital gain - investments	372				372
Total comprehensive income	8,550				(8,385)	16,935
Exercise of share options (in shares)		282,596
Exercise of share options	3,143	22	3,121
Issue of ordinary shares
Share issuance costs	(14)		(14)
Non-cash stock compensation expense	5,233		5,233
Share repurchase programme, shares		(738,341)
Share repurchase programme	(15,605)	(56)		56		(15,605)
Share repurchase costs	(190)					(190)
Tax benefit on exercise of options	940		940
Ending Balance at Jun. 30, 2012	$ 683,601	$ 5,021	$ 220,829	$ 100	$ (24,831)	$ 482,482
Ending Balance (in shares) at Jun. 30, 2012		59,679,858

Basis of Presentation	6 Months Ended
Jun. 30, 2012
Basis of Presentation
1. Basis of Presentation

These condensed consolidated financial statements, which have been prepared in accordance with United States generally accepted accounting principles (“US GAAP”), have not been audited. The condensed consolidated financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the operating results and financial position for the periods presented. The preparation of the condensed consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect reported amounts and disclosures in the condensed consolidated financial statements. Actual results could differ from those estimates.

The condensed consolidated financial statements should be read in conjunction with the accounting policies and notes to the consolidated financial statements included in ICON’s Form 20-F for the year ended December 31, 2011. Operating results for the six months ended June 30, 2012 are not necessarily indicative of the results that may be expected for the fiscal period ending December 31, 2012.

Goodwill	6 Months Ended
Jun. 30, 2012
Goodwill
2. Goodwill

	June 30,	December 31,
	2012	2011
	(in thousands)

Opening balance	$253,393	$175,860
Current period acquisitions	68,512	83,656
Prior period acquisitions	534	-
Foreign exchange movement	(3,342)	(6,123)
Closing balance	$319,097	$253,393

The goodwill balance relates entirely to the clinical research segment

Business Combinations	6 Months Ended
Jun. 30, 2012
Business Combinations
3. Business Combinations

Acquisition of PriceSpective

On February 28, 2012 the Company acquired 100% of the common stock of PriceSpective, a global leader in value strategy consulting, for an initial cash consideration of $37.1 million.  Headquartered in Philadelphia, and with offices in London, Los Angeles, San Diego, Raleigh and Boston, PriceSpective is a premier consultancy that has a strong reputation for excellence in strategic pricing, market access, Health Economics and Outcomes Research (“HEOR”), due diligence support and payer engagement services. Since PriceSpective’s inception in 2003, it has developed strategies for dozens of new product launches, and hundreds of development and in-market products, across 40+ disease areas. Further consideration of up to $15.0 million may become payable if certain performance milestones are achieved in respect of periods up to December 2012.  At June 30, 2012 the Company has recorded a liability of $15.0 million in respect of this additional consideration.

The following table summarizes the Company’s provisional estimates of the fair values of assets acquired and the liabilities assumed:
February 28
2012
(in thousands)
Property, plant and equipment	$256
Goodwill*	53,373
Cash and cash equivalents	2,311
Accounts receivable	2,662
Unbilled revenue	1,140
Other current assets	236
Current liabilities	(7,846)
Total	$52,132
* Goodwill represents the acquisition of an established workforce with experience in strategic pricing, market access, HEOR, due diligence support and payer engagement services.

Acquisition of BeijingWits Medical

On February 15, 2012 the Company acquired 100% of the common stock of BeijingWits Medical, a leading Chinese CRO, for an initial cash consideration of $9.0 million. BeijingWits Medical offers full-service clinical development capabilities and has a strong track record in clinical trial execution in China. It is a renowned expert in Chinese regulatory processes and a leading advocate of International Conference on Harmonisation Good Clinical Practice (“ICH GCP”) in China. In addition to boosting the Company’s service capabilities in the region, BeijingWits Medical will also strengthen the Company’s presence through the addition of over 100 highly qualified and experienced professionals in Beijing, Shanghai, Chengdu, Guangzhou, Wuhan and Hong Kong. Further consideration of up to $7.0 million may become payable if certain performance milestones are achieved in respect of periods up to December 31, 2013.  At June 30, 2012 the Company has recorded a liability of $7.0 million in respect of the additional consideration.

The following table summarizes the Company’s provisional estimates of the fair values of assets acquired and the liabilities assumed:
February 15
2012
(in thousands)
Property, plant and equipment	$172
Goodwill*	15,139
Cash and cash equivalents	587
Accounts receivable	657
Unbilled revenue	176
Other current assets	228
Non current assets	48
Current liabilities	(1,007)
Total	$16,000

* Goodwill represents the acquisition of an established workforce with experience in clinical trial execution and regulatory processes in China.

Prior Period Acquiistions -  Acquisition of Firecrest Clinical

On July 14, 2011 the Company acquired 100% of the common stock of Firecrest Clinical Limited (“Firecrest”), a market leading provider of technology solutions that boost investigator site performance and study management, for an initial cash consideration of €17.0 million ($24.1 million). Headquartered in Limerick, Ireland, Firecrest Clinical provides a comprehensive site performance management system that is used to improve compliance consistency and execution of activities at investigative sites. Further consideration of up to €33.0 million ($46.8 million) may become payable if certain performance milestones are achieved in respect of periods up to June 30, 2013. The acquisition agreement also provided for certain working capital targets to be achieved by Firecrest Clinical on completion.  In March 2012 the Company paid €3.0 million ($4.0million) in respect of the first element of the additional consideration and €0.4 million ($0.5 million) in respect of the working capital review. At June 30, 2012 the Company has recorded a liability of €29.2 million ($36.2 million) in relation to the remaining performance milestones. On July 2, 2012 the Company paid a further €10 million ($12.5 million) in relation to performance milestones for the year ended December 31, 2011.

The acquisition of Firecrest has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed:
July 14
2011
(in thousands)
Property, plant and equipment	$687
Goodwill*	48,607
Intangible asset – technology asset	11,169
Intangible asset – customer relationships	5,243
Intangible asset – order backlog	1,172
Intangible asset - trade name	1,357
Cash and cash equivalents	1,965
Other current assets	3,713
Deferred tax liability	(2,367)
Other liabilities	(2,521)
Purchase price	$69,025

* Goodwill represents the cost of an established workforce with experience in the development of site performance and study management systems and process related efficiencies expected to be generated from the use of the Firecrest site performance management system and is not tax deductible.

Prior Period Acquisitions -  Acquisition of Oxford Outcomes

On January 14, 2011 the Company acquired approximately 80% of the common stock of Oxford Outcomes Limited (“Oxford Outcomes”), a leading international health outcomes consultancy business, for an initial cash consideration of £17.8 million ($27.6 million).  Headquartered in Oxford, United Kingdom, and with offices in the USA and Canada, Oxford Outcomes provides specialist services in the areas of patient reported outcomes (PRO), health economics, epidemiology and translation and linguistic validation.  A put and call option was also agreed between the Company and the selling shareholders for the acquisition of the remaining common stock of Oxford Outcomes during the year ended December 31, 2011 for cash consideration of £3.8 million ($6.0 million).  This option was exercised on October 20, 2011.

Additional consideration of up to £8.0 million ($12.6 million) is potentially payable if certain performance milestones are achieved in respect of periods up to March 31, 2012; £4.0 million ($6.3 million) in respect of the year ended March 31, 2011 and £4.0 million ($6.3 million) in respect of the year ended March 31, 2012. £4.0 million ($6.3 million) was paid during the year ended December 31, 2011 in respect of the first element of the performance milestones. At June 30, 2012 the Company has accrued £4.0 million ($6.2 million) in respect of the remaining performance milestones.

The acquisition agreement also provided for certain working capital targets to be achieved by Oxford Outcomes on completion.  In May 2011 the Company paid an additional £3.3 million ($5.1 million) in respect of certain elements of this review. In March 2012 a further £0.8 million ($1.2 million) was paid in respect of the remaining elements of this review.

The acquisition of Oxford Outcomes has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed:
January 14
2011
(in thousands)
Property, plant and equipment	$490
Goodwill*	35,583
Intangible asset – customer relationships	6,648
Intangible asset – order backlog	618
Cash and cash equivalents	6,335
Other current assets	6,792
Deferred tax liability	(2,003)
Other liabilities	(2,128)
Purchase price	$52,335

* Goodwill represents the cost of established workforce with experience in specialist services in the areas of patient reported outcomes (PRO), health economics, epidemiology and translation and linguistic validation and is not tax deductible.

Restructuring and other non-recurring items	6 Months Ended
Jun. 30, 2012
Restructuring and other non-recurring items
4. Restructuring and other non-recurring items
Restructuring and other non-recurring items recognized during the three and six months ended June 30, 2012 comprise:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2012	2011	2012	2011
	(in thousands)		(in thousands)

Restructuring charges	$4,525	$-	$4,525	$5,002
Other non-recurring items	1,111	-	1,111	-
Total	$5,636	$-	$5,636	$5,002

Restructuring Charges

During the three months ended June 30, 2012 the Company completed a review of its operations to improve resource utilization throughout the business. This review resulted in the adoption of a restructuring plan, to include resource rationalizations in certain areas of the business and a re-organization of available office space at the Company’s Philadelphia facility. A restructuring charge of $4.6 million was recognized during the three months ended June 30, 2012; $3.4 million in respect of resource rationalizations and $1.2 million in respect of lease termination and exit costs.

Details of the movement in the Restructuring Plan recognized during the three months ended June 30, 2012 are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Initial provision recognised	$3,394	$1,250	$4,644
Cash payments	(2,719)	(313)	(3,032)
Foreign exchange movement	(4)	-	(4)
Provision at June 30, 2012	$671	$937	$1,608

Prior Period Restructuring Charges

During the three months ended March 31, 2011 the Company commenced a review of its operations to improve resource utilization within the business and better align resources to current and future growth opportunities of the business.  This review resulted in the adoption of an initial restructuring plan (the “Q1 2011 Plan”), which resulted in the closure of the Company’s facility in Edinburgh, United Kingdom and resource rationalizations in certain of the more mature markets in which it operates.  A restructuring charge of $5.0 million was recognized in respect of this plan during the three months ended March 31, 2011, $1.0 million in respect of lease termination and exit costs associated with the closure of the Edinburgh facility and $4.0 million in respect of workforce reductions. $3.5 million of costs recognised under the Q1 2011 Plan related to the clinical research segment, while $1.5 million related to the central laboratory business.

During the three months ended September 30, 2011 the Company implemented a further restructuring plan (the “Q3 2011 Plan”) which resulted in the relocation of the Company’s facility in Maryland, USA; and further resource rationalizations.  A restructuring charge of $4.8 million was recognized in respect of this plan during the three months ended September 30, 2011, $0.9 million in respect of lease termination and exit costs associated with the closure of the existing Maryland facility and $3.9 million in respect of workforce reductions.  All costs recognized under the Q3 2011 Plan related to the clinical research segment.

Details of the movement in the 2011 Restructuring Plans recognized during the year ended December 31, 2011 and for the six months ended June 30, 2012 are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Q1 Plan - initial provision recognised	$3,956	$1,046	$5,002
Q3 Plan - initial provision recognised	3,880	935	4,815
Total provision recognised	$7,836	$1,981	$9,817

Cash payments	(5,438)	(251)	(5,689)
Property, plant and equipment write-off	-	(55)	(55)
Foreign exchange movement	(164)	(35)	(199)
Provision at December 31, 2011	$2,234	$1,640	$3,874

Cash payments	(2,123)	(1,086)	(3,209)
Amounts released	(24)	(95)	(119)
Property, plant and equipment write-off	-	(263)	(263)
Foreign exchange movement	(19)	20	1
Provision at June 30, 2012	$68	$216	$284

Other Charges

On September 30, 2011 Mr. Peter Gray, Vice-Chairman of the Board, retired as Chief Executive Officer (“CEO”) of the Company, in accordance with the provisions of his service agreement, which was terminable on twelve months notice by either party.  On June 11, 2012 the Company entered into an agreement with Mr. Gray whereby Mr. Gray’s employment and directorship of ICON plc and other ICON group companies would terminate on July 19, 2012.  Under the terms of this agreement Mr. Gray would be entitled to be paid €160,000 ($200,000) in lieu of the balance of his notice period and to receive a discretionary bonus of €194,000 ($243,000) in respect of 2012.  In addition, under the agreement Mr. Gray’s unvested share options would vest on the date of termination of his employment.  The Company has recognised a share-based compensation charge of $620,000 in respect of these options during the three months ended June 30, 2012.

Income Taxes	6 Months Ended
Jun. 30, 2012
Income Taxes
5. Income Taxes

Income taxes recognized during the six months ended June 30, 2012 comprise:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2012	2011	2012	2011
	(In thousands)		(In thousands)
Provision for income taxes before restructuring and other non-recurring items	$3,514	$2,530	$6,240	$5,761
Tax impact of restructuring and other non-recurring items	(705)	-	(705)	(544)
Provision for income taxes after restructuring and other non-recurring items	$2,809	$2,530	$5,535	$5,217

As at June 30, 2012 the Company maintains a $6.9 million liability (December 31, 2011: $7.7 million) for unrecognized tax benefit, which is comprised of $5.8 million (December 31, 2011: $6.5 million) related to items generating unrecognized tax benefits and $1.1 million (December 31, 2011: $1.2 million) for interest and related penalties to such items. The Company recognizes interest accrued on unrecognized tax benefits as an additional income tax expense.

The Company has analyzed filing positions in all of the significant federal, state and foreign jurisdictions where it is required to file income tax returns, as well as open tax years in these jurisdictions. The only periods subject to examination by the major tax jurisdictions where the Company does business are 2007 through 2011 tax years. The Company does not believe that the outcome of any examination will have a material impact on its financial statements.

Net income per ordinary share	6 Months Ended
Jun. 30, 2012
Net income per ordinary share
6. Net income per ordinary share

Basic net income per ordinary share has been computed by dividing net income available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted net income per ordinary share is computed by adjusting the weighted average number of ordinary shares outstanding during the period for all potentially dilutive ordinary shares outstanding during the period and adjusting net income for any changes in income or loss that would result from the conversion of such potential ordinary shares. There is no difference in net income used for basic and diluted net income per ordinary share.

The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2012	2011	2012	2011
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	59,978,509	60,390,788	60,032,306	60,336,933
Effect of dilutive share options outstanding	652,382	724,208	575,329	719,299
Weighted average number of ordinary shares for diluted net income per ordinary share	60,630,891	61,114,996	60,607,635	61,056,232

Share-based Awards	6 Months Ended
Jun. 30, 2012
Share-based Awards
7. Share-based Awards

Share Options

On July 21, 2008 the Company adopted the Employee Share Option Plan 2008 (the “2008 Employee Plan”) pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may grant options to any employee, or any director holding a salaried office or employment with the Company or a Subsidiary for the purchase of ordinary shares. On the same date, the Company also adopted the Consultants Share Option Plan 2008 (the “2008 Consultants Plan”), pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may grant options to any consultant, adviser or non-executive director retained by the Company or any Subsidiary for the purchase of ordinary shares.

Each option granted under the 2008 Employee Plan or the 2008 Consultants Plan (together the “2008 Option Plans”) will be an employee stock option, or NSO, as described in Section 422 or 423 of the Internal Revenue Code. Each grant of an option under the 2008 Options Plans will be evidenced by a Stock Option Agreement between the optionee and the Company. The exercise price will be specified in each Stock Option Agreement, however option prices will not be less than 100% of the fair market value of an ordinary share on the date the option is granted.

An aggregate of 6.0 million ordinary shares have been reserved under the 2008 Employee Plan as reduced by any shares issued or to be issued pursuant to options granted under the 2008 Consultants Plan, under which a limit of 400,000 shares applies.  Further, the maximum number of ordinary shares with respect to which options may be granted under the 2008 Employee Option Plan, during any calendar year to any employee shall be 400,000 ordinary shares.  There is no individual limit under the 2008 Consultants Plan.   No options may be granted under the 2008 Option Plans after July 21, 2018.

On January 17, 2003 the Company adopted the Share Option Plan 2003 (the “2003 Share Option Plan”) pursuant to which the Compensation and Organization Committee of the Board may grant options to officers and other employees of the Company or its subsidiaries for the purchase of ordinary shares.  Each grant of an option under the 2003 Share Option Plan will be evidenced by a Stock Option Agreement between the employee and the Company. The exercise price will be specified in each Stock Option Agreement.

An aggregate of 6.0 million ordinary shares have been reserved under the 2003 Share Option Plan; and, in no event will the number of ordinary shares that may be issued pursuant to options awarded under the 2003 Share Option Plan exceed 10% of the outstanding shares, as defined in the 2003 Share Option Plan, at the time of the grant, unless the Board expressly determines otherwise. Further, the maximum number of ordinary shares with respect to which options may be granted under the 2003 Share Option Plan during any calendar year to any employee shall be 400,000 ordinary shares.  No options can be granted after January 17, 2013.

Share option awards are granted with an exercise price equal to the market price of the Company’s shares at date of grant.  Share options typically vest over a period of five years from date of grant and expire eight years from date of grant.  The maximum contractual term of options outstanding at June 30, 2012 is eight years.

The following table summarizes option activity for the six months ended June 30, 2012:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Life

Outstanding at December 31, 2011	4,902,818	$21.87	$8.61

Granted	820,243	$21.91	$9.55
Exercised	(282,596)	$11.14	$4.86
Forfeited	(326,086)	$24.40	$9.47

Outstanding at June 30, 2012	5,114,379	$22.31	$8.92	4.88

Exercisable at June 30, 2012	2,682,192	$22.24	$8.77	3.40

The Company has granted options with fair values ranging from $3.68 to $13.93 per option or a weighted average fair value of $8.03 per option.  The Company issues ordinary shares for all options exercised. The total amount of fully vested share options which remained outstanding at June 30, 2012, was 2,682,192.  Fully vested share options at June 30, 2012 have an average remaining contractual term of 3.4 years, an average exercise price of $22.24 and a total intrinsic value of $9.0 million. The total intrinsic value of options exercised during the six months ended June 30, 2012, was $3.2 million (June 30, 2011: $2.0 million).

The following table summarizes the movement in non-vested share options for the six months ended June 30, 2012:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value

Non vested outstanding at December 31, 2011	2,534,310	$23.30	$9.11

Granted	820,243	$21.91	$9.55
Vested	(667,974)	$25.03	$9.37
Forfeited	(254,392)	$23.00	$9.08

Non vested outstanding at June 30, 2012	2,432,187	$22.39	$9.08

Fair value of Stock Options Assumptions

The weighted average fair value of options granted during the period ended June 30, 2012 and June 30, 2011 was calculated using the Black-Scholes option pricing model.  The weighted average fair values and assumptions used were as follows:

	Three Months Ended
	June 30,	June 30,
	2012	2011

Weighted average fair value	$9.72	$8.52
Assumptions:
Expected volatility	50%	45%
Dividend yield	0%	0%
Risk-free interest rate	0.84%	2.3%
Expected life	5 years	5 years

Expected volatility is based on the historical volatility of our common stock over a period equal to the expected term of the options; the expected life represents the weighted average period of time that options granted are expected to be outstanding given consideration to vesting schedules, and our historical experience of past vesting and termination patterns. The risk-free rate is based on the U.S. government zero-coupon bonds yield curve in effect at time of the grant for periods corresponding with the expected life of the option.

Restricted Share Units

On July 21, 2008 the Company adopted the 2008 Employees Restricted Share Unit Plan (the “2008 RSU Plan”) pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may select any employee, or any director holding a salaried office or employment with the Company, or a Subsidiary to receive an award under the plan.  An aggregate of 1.0 million ordinary shares have been reserved for issuance under the 2008 RSU Plan.

The Company has awarded restricted Share Units (“RSU’s”) to certain key executives of the Group. The following table summarizes RSU activity for the six months ended June 30, 2012:

	RSU Outstanding Number of Shares	Weighted Average Fair Value	Weighted Average Remaining Contractual Life

Outstanding at December 31, 2011*	365,000	$19.46

Granted	237,000	$20.79
Exercised	-	-
Forfeited	(50,000)	$22.11

Outstanding at June 30, 2012*	552,000	$19.98	2.37

Exercisable at June 30, 2012	-	-	-
* includes 100,000 RSU’s awarded to Mr. Peter Gray which will not vest.

The following table summarizes the movement in non-vested RSU’s during the six months ended June 30, 2012:

	Number of Units	Weighted Average Fair Value

Non vested outstanding at December 31, 2011*	365,000	$19.46

Granted	237,000	$20.79
Vested	-	-
Forfieted	(50,000)	$22.11

Non vested outstanding at June 30, 2012*	552,000	$19.79
* includes 100,000 RSU’s awarded to Mr. Peter Gray which will not vest.

The fair value of stock awards vested for the six months ended June 30, 2012 totaled $0.0 million (2011: $0.1 million).

Non-cash stock compensation expense

Non-cash stock compensation expense for the six months ended June 30, 2012 has been allocated as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2012	2011	2012	2011
	(In thousands)		(In thousands)
Direct costs	$1,544	$1,209	$2,883	$2,280
Selling, general and administrative	1,258	985	2,350	1,857
Restructuring and other non-recurring items (note 4)	620	-	620	-

	$3,422	$2,194	$5,853	$4,137

Total non-cash stock compensation expense not yet recognized at June 30, 2012 amounted to $17.3 million.  The weighted average period over which this is expected to be recognized is 3.4 years.  Total tax benefit recognized in additional paid in capital related to the non-cash compensation expense amounted to $0.9 million for the six months ended June 31, 2012 (2011: $0.3 million).

Share Capital	6 Months Ended
Jun. 30, 2012
Share Capital
8. Share Capital

Share Repurchase Program

On October 27, 2011 the Company announced its intention to commence a share repurchase program of up to $50 million. On November 22, 2011 the Company entered into two separate share repurchase plans of $10 million each, covering the periods November 23, 2011 to December 31, 2011 and January 1, 2012 to February 20, 2012 respectively.  On February 21, 2012 the Company entered into a further share repurchase plan of $20 million, covering the period February 22, 2012 to April 22, 2012. On  April 27, 2012 the Company entered into a fourth share repurchase plan of up to $20 million, covering the period April 27, 2012 to July 18, 2012. On July 30, 2012 the Company entered into a fifth share repurchase plan of up to $10 million, covering the period July 30, 2012 to October 26, 2012. The Company intends to enter further share repurchase plans to effect the share repurchase program in accordance with Rule 10b-18 and Rule 10b5-1 of the Securities Exchange Act of 1934, the authorization granted at the Company’s annual general meeting, applicable laws and regulations and the Listing Rules of the Irish Stock Exchange.

Under the repurchase program, a broker will purchase the Company’s American Depositary Shares (“ADSs”) from time to time on the open market or in privately negotiated transactions in accordance with agreed terms and limitations.  ADSs purchased will be deposited with the Depositary under the Company’s ADR facility against delivery of the underlying Ordinary Shares, which will be repurchased by the Company on the Irish Stock Exchange in compliance with the Company’s share repurchase authorization and applicable laws and regulations. Separately, Ordinary Shares traded on the Irish Stock Exchange may also be repurchased on behalf of the Company.  The program is designed to allow share repurchases during periods when the Company would ordinarily not be permitted to do so because it may be in possession of material non-public or price-sensitive information, applicable insider trading laws or self-imposed trading blackout periods.  The Company’s instructions to the broker are irrevocable and the trading decisions in respect of the repurchase program will be made independently of and uninfluenced by the Company.  The Company confirms that on entering the repurchase plans it had no material non-public, price-sensitive or inside information regarding the Company or its securities. Furthermore, the Company will not enter into additional plans whilst in possession of such information.

The timing and actual number of shares repurchased will be dependent on market conditions, legal and regulatory requirements and the other terms and limitations contained in the plans.  In addition, share repurchases may be suspended or discontinued in certain circumstances in accordance with the agreed terms.  Therefore, there can be no assurance as to the timing or number of shares that may be repurchased under the repurchase program.  All Ordinary Shares repurchased by the Company will be cancelled.

During the six months ended June 30, 2012 738,341 ordinary shares were repurchased by the Company for a total consideration of $15.6 million.  As at June 30, 2012 1,283,938 ordinary shares have been repurchased by the Company for a total consideration of $24.6 million. All ordinary shares repurchased by the Company were cancelled and the nominal value of these shares transferred to a capital redemption reserve fund as required under Irish Company Law.

Business Segment Information	6 Months Ended
Jun. 30, 2012
Business Segment Information
9. Business Segment Information

The Company is a contract research organization (“CRO”), providing outsourced development services on a global basis to the pharmaceutical, biotechnology and medical device industries. It specializes in the strategic development, management and analysis of programs that support all stages of the clinical development process - from compound selection to Phase I-IV clinical studies.  The Company has the expertise and capability to conduct clinical trials in most major therapeutic areas on a global basis and has the operational flexibility to provide development services on a stand-alone basis or as part of an integrated “full service” solution.  The Company has expanded predominately through internal growth, together with a number of strategic acquisitions to enhance its expertise and capabilities in certain areas of the clinical development process.  The Company also provides laboratory services through its central laboratory business, which includes the Company’s central laboratories located in Dublin, New York, India, Singapore and China.

The Company determines and presents operating segments in accordance with FASB ASC 280-10 Disclosures about Segments of an Enterprises and Related Information, based on the information that is internally provided to the Chief Executive Officer and Chief Financial Officer, who together are considered the Company’s chief operating decision maker. The Company has determined that it has two reportable segments, its Clinical Research segment and Central Laboratory segment.

The Company's areas of operation outside of Ireland include the United States, United Kingdom, France, Germany, Italy, Spain, The Netherlands, Sweden, Finland, Denmark, Belgium, Switzerland, Poland, Czech Republic, Lithuania, Latvia, Russia, Ukraine, Hungary, Israel, Romania, Canada, Mexico, Brazil, Colombia, Argentina, Chile, Peru, India, China, South Korea, Japan, Thailand, Taiwan, Singapore, The Philippines, Australia, New Zealand, and South Africa.

Segment information as at June 30, 2012 and December 31, 2011 and for the three and six months ended June 30, 2012 and June 30, 2011 is as follows:

a) The distribution of net revenue by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2012	2011	2012	2011
	(in thousands)		(in thousands)
Ireland	$40,767	$24,080	$69,762	$53,433
Rest of Europe	87,230	85,868	173,274	166,945
U.S.	114,237	93,826	221,984	186,390
Rest of World	34,773	29,271	64,320	55,574
Total	$277,007	$233,045	$529,340	$462,342
* All sales shown for Ireland are export sales.

b)  The distribution of net revenue by business segment was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2012	2011	2012	2011
	(in thousands)		(in thousands)
Clinical research	$255,952	$216,163	$488,857	$429,007
Central laboratory	21,055	16,882	40,483	33,335
Total	$277,007	$233,045	$529,340	$462,342

c)  The distribution of income from operations by geographical area was as follows:
	Three months ended
	June 30,	June 30,	June 30,
	2012	2012	2012
	Excluding Restructuring and other non- recurring items	Restructuring and other non- recurring items	Including Restructuring and other non- recurring items
	(in thousands)
Ireland	$1,770	$(2,075)	$(305)
Rest of Europe	7,247	(546)	6,701
U.S.	4,362	(2,650)	1,712
Rest of World	3,261	(365)	2,896
Total	$16,640	$(5,636)	$11,004

	Three months ended
	June 30,	June 30,	June 30,
	2011	2011	2011
	Excluding Restructuring and other non- recurring items	Restructuring and other non- recurring items	Including Restructuring and other non- recurring items
	(in thousands)
Ireland	$(4,386)	-	$(4,386)
Rest of Europe	11,368	-	11,368
U.S.	6,600	-	6,600
Rest of World	1,924	-	1,924
Total	$15,506	-	$15,506

	Six months ended
	June 30,	June 30,	June 30,
	2012	2012	2012
	Excluding Restructuring and other non- recurring items	Restructuring and other non- recurring items	Including Restructuring and other non- recurring items
	(in thousands)
Ireland	$(4,526)	$(2,075)	$(6,601)
Rest of Europe	16,968	(546)	16,422
U.S.	10,919	(2,650)	8,269
Rest of World	5,011	(365)	4,646
Total	$28,372	$(5,636)	$22,736

	Six months ended
	June 30,	June 30,	June 30,
	2011	2011	2011
	Excluding Restructuring and other non- recurring items	Restructuring and other non- recurring items	Including Restructuring and other non- recurring items
	(in thousands)
Ireland	$(1,797)	$(85)	$(1,882)
Rest of Europe	16,841	(1,803)	15,038
U.S.	12,891	(3,114)	9,777
Rest of World	3,542	-	3,542
Total	$31,477	(5,002)	$26,475

d)  The distribution of income from operations by business segment was as follows:

	Three months ended
	June 30,	June 30,	June 30
	2012	2012	2012
	Excluding Restructuring and other non- recurring items	Restructuring and other non- recurring items	Including Restructuring and other non- recurring items
	(in thousands)
Clinical research	$16,140	$(5,478)	$10,662
Central laboratory	500	(158)	342
Total	$16,640	$(5,636)	$11,004

	Three months ended
	June 30,	June 30,	June 30,
	2011	2011	2011
	Excluding Restructuring and other non- recurring items	Restructuring and other non- recurring items	Including Restructuring and other non- recurring items
	(in thousands)
Clinical research	$14,939	-	$14,939
Central laboratory	567	-	567
Total	$15,506	-	$15,506

	Six months ended
	June 30,	June 30,	June 30,
	2012	2012	2012
	Excluding Restructuring and other non- recurring items	Restructuring and other non- recurring items	Including Restructuring and other non- recurring items
	(in thousands)
Clinical research	$26,239	$(5,478)	$20,761
Central laboratory	2,133	(158)	1,975
Total	$28,372	$(5,636)	$22,736

	Six months ended
	June 30,	June 30,	June 30,
	2011	2011	2011
	Excluding Restructuring and other non- recurring items	Restructuring and other non- recurring items	Including Restructuring and other non- recurring items
	(in thousands)
Clinical research	$33,616	$(3,457)	$30,159
Central laboratory	(2,139)	(1,545)	(3,684)
Total	$31,477	$(5,002)	$26,475

e) The distribution of property, plant and equipment, net, by geographical area was as follows:

	June 30,	December 31,
	2012	2011
	(in thousands)
Ireland	$105,501	$109,953
Rest of Europe	15,151	16,419
U.S.	32,323	33,086
Rest of World	8,899	9,003
Total	$161,874	$168,461

f) The distribution of property, plant and equipment, net, by business segment was as follows:

	June 30,	December 31,
	2012	2011
	(in thousands)
Clinical research	$145,376	$150,169
Central laboratory	16,498	18,292
Total	$161,874	$168,461

g) The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2012	2011	2012	2011
	(in thousands)		(in thousands)
Ireland	$4,506	$3,236	$9,001	$6,182
Rest of Europe	1,759	1,854	3,739	3,436
U.S.	3,535	3,125	6,937	6,468
Rest of World	1,030	1,114	1,955	2,216
Total	$10,830	$9,329	$21,632	$18,302

h) The distribution of depreciation and amortization by business segment was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2012	2011	2012	2011
	(in thousands)		(in thousands)
Clinical research	$10,008	$7,962	$19,902	$15,697
Central laboratory	822	1,367	1,730	2,605
Total	$10,830	$9,329	$21,632	$18,302

i) The distribution of total assets by geographical area was as follows:

	June 30,	December 31,
	2012	2011
	(in thousands)
Ireland	$418,507	$414,510
Rest of Europe	230,992	216,313
U.S.	408,123	363,527
Rest of World	47,272	41,117
Total	$1,104,894	$1,035,467

j) The distribution of total assets by business segment was as follows:

	June 30,	December 31,
	2012	2011
	(in thousands)
Clinical research	$1,052,033	$980,283
Central laboratory	52,861	55,184
Total	$1,104,894	$1,035,467

Goodwill (Tables)	6 Months Ended
Jun. 30, 2012
Goodwill
	June 30,	December 31,
	2012	2011
	(in thousands)

Opening balance	$253,393	$175,860
Current period acquisitions	68,512	83,656
Prior period acquisitions	534	-
Foreign exchange movement	(3,342)	(6,123)
Closing balance	$319,097	$253,393

Business Combinations (Tables)	6 Months Ended
Jun. 30, 2012
PriceSpective LLC
Estimates of Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the Company’s provisional estimates of the fair values of assets acquired and the liabilities assumed:
February 28
2012
(in thousands)
Property, plant and equipment	$256
Goodwill*	53,373
Cash and cash equivalents	2,311
Accounts receivable	2,662
Unbilled revenue	1,140
Other current assets	236
Current liabilities	(7,846)
Total	$52,132
* Goodwill represents the acquisition of an established workforce with experience in strategic pricing, market access, HEOR, due diligence support and payer engagement services.

BeijingWits Medical Limited
Estimates of Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the Company’s provisional estimates of the fair values of assets acquired and the liabilities assumed:
February 15
2012
(in thousands)
Property, plant and equipment	$172
Goodwill*	15,139
Cash and cash equivalents	587
Accounts receivable	657
Unbilled revenue	176
Other current assets	228
Non current assets	48
Current liabilities	(1,007)
Total	$16,000

* Goodwill represents the acquisition of an established workforce with experience in clinical trial execution and regulatory processes in China.

Firecrest Clinical Limited
Estimates of Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed:
July 14
2011
(in thousands)
Property, plant and equipment	$687
Goodwill*	48,607
Intangible asset – technology asset	11,169
Intangible asset – customer relationships	5,243
Intangible asset – order backlog	1,172
Intangible asset - trade name	1,357
Cash and cash equivalents	1,965
Other current assets	3,713
Deferred tax liability	(2,367)
Other liabilities	(2,521)
Purchase price	$69,025

* Goodwill represents the cost of an established workforce with experience in the development of site performance and study management systems and process related efficiencies expected to be generated from the use of the Firecrest site performance management system and is not tax deductible.

Oxford Outcomes Limited
Estimates of Fair Values of Assets Acquired and Liabilities Assumed
The following table summarizes the estimated fair values of the assets acquired and the liabilities assumed:
January 14
2011
(in thousands)
Property, plant and equipment	$490
Goodwill*	35,583
Intangible asset – customer relationships	6,648
Intangible asset – order backlog	618
Cash and cash equivalents	6,335
Other current assets	6,792
Deferred tax liability	(2,003)
Other liabilities	(2,128)
Purchase price	$52,335

* Goodwill represents the cost of established workforce with experience in specialist services in the areas of patient reported outcomes (PRO), health economics, epidemiology and translation and linguistic validation and is not tax deductible.

Restructuring and other non-recurring items (Tables)	6 Months Ended
Jun. 30, 2012
Restructuring and other non-recurring
Restructuring and other non-recurring items recognized during the three and six months ended June 30, 2012 comprise:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2012	2011	2012	2011
	(in thousands)		(in thousands)

Restructuring charges	$4,525	$-	$4,525	$5,002
Other non-recurring items	1,111	-	1,111	-
Total	$5,636	$-	$5,636	$5,002

Details of Movement in Restructuring Provisions Recognized
Details of the movement in the Restructuring Plan recognized during the three months ended June 30, 2012 are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Initial provision recognised	$3,394	$1,250	$4,644
Cash payments	(2,719)	(313)	(3,032)
Foreign exchange movement	(4)	-	(4)
Provision at June 30, 2012	$671	$937	$1,608

Prior Period Restructuring Charges
Details of the movement in the 2011 Restructuring Plans recognized during the year ended December 31, 2011 and for the six months ended June 30, 2012 are as follows:

	Workforce	Office
	Reductions	Consolidations	Total
	(in thousands)

Q1 Plan - initial provision recognised	$3,956	$1,046	$5,002
Q3 Plan - initial provision recognised	3,880	935	4,815
Total provision recognised	$7,836	$1,981	$9,817

Cash payments	(5,438)	(251)	(5,689)
Property, plant and equipment write-off	-	(55)	(55)
Foreign exchange movement	(164)	(35)	(199)
Provision at December 31, 2011	$2,234	$1,640	$3,874

Cash payments	(2,123)	(1,086)	(3,209)
Amounts released	(24)	(95)	(119)
Property, plant and equipment write-off	-	(263)	(263)
Foreign exchange movement	(19)	20	1
Provision at June 30, 2012	$68	$216	$284

Income Taxes (Tables)	6 Months Ended
Jun. 30, 2012
Income Tax Expense (Benefit)
Income taxes recognized during the six months ended June 30, 2012 comprise:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2012	2011	2012	2011
	(In thousands)		(In thousands)
Provision for income taxes before restructuring and other non-recurring items	$3,514	$2,530	$6,240	$5,761
Tax impact of restructuring and other non-recurring items	(705)	-	(705)	(544)
Provision for income taxes after restructuring and other non-recurring items	$2,809	$2,530	$5,535	$5,217

Net income per ordinary share (Tables)	6 Months Ended
Jun. 30, 2012
Reconciliation of the Number of Shares Used in the Computation of Basic and Diluted Net Income Per Ordinary Share
The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2012	2011	2012	2011
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	59,978,509	60,390,788	60,032,306	60,336,933
Effect of dilutive share options outstanding	652,382	724,208	575,329	719,299
Weighted average number of ordinary shares for diluted net income per ordinary share	60,630,891	61,114,996	60,607,635	61,056,232

Share-based Awards (Tables)	6 Months Ended
Jun. 30, 2012
Summary of Stock Option Activity
The following table summarizes option activity for the six months ended June 30, 2012:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Life

Outstanding at December 31, 2011	4,902,818	$21.87	$8.61

Granted	820,243	$21.91	$9.55
Exercised	(282,596)	$11.14	$4.86
Forfeited	(326,086)	$24.40	$9.47

Outstanding at June 30, 2012	5,114,379	$22.31	$8.92	4.88

Exercisable at June 30, 2012	2,682,192	$22.24	$8.77	3.40

Summary of Movement in Non-Vested Share Options
The following table summarizes the movement in non-vested share options for the six months ended June 30, 2012:

	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value

Non vested outstanding at December 31, 2011	2,534,310	$23.30	$9.11

Granted	820,243	$21.91	$9.55
Vested	(667,974)	$25.03	$9.37
Forfeited	(254,392)	$23.00	$9.08

Non vested outstanding at June 30, 2012	2,432,187	$22.39	$9.08

Weighted Average Fair Values and Assumptions Used
The weighted average fair value of options granted during the period ended June 30, 2012 and June 30, 2011 was calculated using the Black-Scholes option pricing model.  The weighted average fair values and assumptions used were as follows:

	Three Months Ended
	June 30,	June 30,
	2012	2011

Weighted average fair value	$9.72	$8.52
Assumptions:
Expected volatility	50%	45%
Dividend yield	0%	0%
Risk-free interest rate	0.84%	2.3%
Expected life	5 years	5 years

Summary of RSU Activity
The Company has awarded restricted Share Units (“RSU’s”) to certain key executives of the Group. The following table summarizes RSU activity for the six months ended June 30, 2012:

	RSU Outstanding Number of Shares	Weighted Average Fair Value	Weighted Average Remaining Contractual Life

Outstanding at December 31, 2011*	365,000	$19.46

Granted	237,000	$20.79
Exercised	-	-
Forfeited	(50,000)	$22.11

Outstanding at June 30, 2012*	552,000	$19.98	2.37

Exercisable at June 30, 2012	-	-	-
* includes 100,000 RSU’s awarded to Mr. Peter Gray which will not vest.

Movement in Non-vested RSU's
The following table summarizes the movement in non-vested RSU’s during the six months ended June 30, 2012:

	Number of Units	Weighted Average Fair Value

Non vested outstanding at December 31, 2011*	365,000	$19.46

Granted	237,000	$20.79
Vested	-	-
Forfieted	(50,000)	$22.11

Non vested outstanding at June 30, 2012*	552,000	$19.79
* includes 100,000 RSU’s awarded to Mr. Peter Gray which will not vest.

Non-cash Stock Compensation Expense
Non-cash stock compensation expense for the six months ended June 30, 2012 has been allocated as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2012	2011	2012	2011
	(In thousands)		(In thousands)
Direct costs	$1,544	$1,209	$2,883	$2,280
Selling, general and administrative	1,258	985	2,350	1,857
Restructuring and other non-recurring items (note 4)	620	-	620	-

	$3,422	$2,194	$5,853	$4,137

Business Segment Information (Tables)	6 Months Ended
Jun. 30, 2012
Distribution of Net Revenue by Geographical Area
a) The distribution of net revenue by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2012	2011	2012	2011
	(in thousands)		(in thousands)
Ireland	$40,767	$24,080	$69,762	$53,433
Rest of Europe	87,230	85,868	173,274	166,945
U.S.	114,237	93,826	221,984	186,390
Rest of World	34,773	29,271	64,320	55,574
Total	$277,007	$233,045	$529,340	$462,342
* All sales shown for Ireland are export sales.

Distribution of Net Revenue by Business Segment
b)  The distribution of net revenue by business segment was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2012	2011	2012	2011
	(in thousands)		(in thousands)
Clinical research	$255,952	$216,163	$488,857	$429,007
Central laboratory	21,055	16,882	40,483	33,335
Total	$277,007	$233,045	$529,340	$462,342

Distribution of Income from Operations by Geographical Area
c)  The distribution of income from operations by geographical area was as follows:
	Three months ended
	June 30,	June 30,	June 30,
	2012	2012	2012
	Excluding Restructuring and other non- recurring items	Restructuring and other non- recurring items	Including Restructuring and other non- recurring items
	(in thousands)
Ireland	$1,770	$(2,075)	$(305)
Rest of Europe	7,247	(546)	6,701
U.S.	4,362	(2,650)	1,712
Rest of World	3,261	(365)	2,896
Total	$16,640	$(5,636)	$11,004

	Three months ended
	June 30,	June 30,	June 30,
	2011	2011	2011
	Excluding Restructuring and other non- recurring items	Restructuring and other non- recurring items	Including Restructuring and other non- recurring items
	(in thousands)
Ireland	$(4,386)	-	$(4,386)
Rest of Europe	11,368	-	11,368
U.S.	6,600	-	6,600
Rest of World	1,924	-	1,924
Total	$15,506	-	$15,506

	Six months ended
	June 30,	June 30,	June 30,
	2012	2012	2012
	Excluding Restructuring and other non- recurring items	Restructuring and other non- recurring items	Including Restructuring and other non- recurring items
	(in thousands)
Ireland	$(4,526)	$(2,075)	$(6,601)
Rest of Europe	16,968	(546)	16,422
U.S.	10,919	(2,650)	8,269
Rest of World	5,011	(365)	4,646
Total	$28,372	$(5,636)	$22,736

	Six months ended
	June 30,	June 30,	June 30,
	2011	2011	2011
	Excluding Restructuring and other non- recurring items	Restructuring and other non- recurring items	Including Restructuring and other non- recurring items
	(in thousands)
Ireland	$(1,797)	$(85)	$(1,882)
Rest of Europe	16,841	(1,803)	15,038
U.S.	12,891	(3,114)	9,777
Rest of World	3,542	-	3,542
Total	$31,477	(5,002)	$26,475

Distribution of Income from Operations by Business Segment
d)  The distribution of income from operations by business segment was as follows:

	Three months ended
	June 30,	June 30,	June 30
	2012	2012	2012
	Excluding Restructuring and other non- recurring items	Restructuring and other non- recurring items	Including Restructuring and other non- recurring items
	(in thousands)
Clinical research	$16,140	$(5,478)	$10,662
Central laboratory	500	(158)	342
Total	$16,640	$(5,636)	$11,004

	Three months ended
	June 30,	June 30,	June 30,
	2011	2011	2011
	Excluding Restructuring and other non- recurring items	Restructuring and other non- recurring items	Including Restructuring and other non- recurring items
	(in thousands)
Clinical research	$14,939	-	$14,939
Central laboratory	567	-	567
Total	$15,506	-	$15,506

	Six months ended
	June 30,	June 30,	June 30,
	2012	2012	2012
	Excluding Restructuring and other non- recurring items	Restructuring and other non- recurring items	Including Restructuring and other non- recurring items
	(in thousands)
Clinical research	$26,239	$(5,478)	$20,761
Central laboratory	2,133	(158)	1,975
Total	$28,372	$(5,636)	$22,736

	Six months ended
	June 30,	June 30,	June 30,
	2011	2011	2011
	Excluding Restructuring and other non- recurring items	Restructuring and other non- recurring items	Including Restructuring and other non- recurring items
	(in thousands)
Clinical research	$33,616	$(3,457)	$30,159
Central laboratory	(2,139)	(1,545)	(3,684)
Total	$31,477	$(5,002)	$26,475

Distribution of Property, Plant and Equipment, Net, by Geographical Area
e) The distribution of property, plant and equipment, net, by geographical area was as follows:

	June 30,	December 31,
	2012	2011
	(in thousands)
Ireland	$105,501	$109,953
Rest of Europe	15,151	16,419
U.S.	32,323	33,086
Rest of World	8,899	9,003
Total	$161,874	$168,461

Distribution of Property, Plant and Equipment, Net, by Business Segment
f) The distribution of property, plant and equipment, net, by business segment was as follows:

	June 30,	December 31,
	2012	2011
	(in thousands)
Clinical research	$145,376	$150,169
Central laboratory	16,498	18,292
Total	$161,874	$168,461

Distribution of Depreciation and Amortization by Geographical Area
g) The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2012	2011	2012	2011
	(in thousands)		(in thousands)
Ireland	$4,506	$3,236	$9,001	$6,182
Rest of Europe	1,759	1,854	3,739	3,436
U.S.	3,535	3,125	6,937	6,468
Rest of World	1,030	1,114	1,955	2,216
Total	$10,830	$9,329	$21,632	$18,302

Distribution of Depreciation and Amortization by Business Segment
h) The distribution of depreciation and amortization by business segment was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2012	2011	2012	2011
	(in thousands)		(in thousands)
Clinical research	$10,008	$7,962	$19,902	$15,697
Central laboratory	822	1,367	1,730	2,605
Total	$10,830	$9,329	$21,632	$18,302

Distribution of Total Assets by Geographical Area
i) The distribution of total assets by geographical area was as follows:

	June 30,	December 31,
	2012	2011
	(in thousands)
Ireland	$418,507	$414,510
Rest of Europe	230,992	216,313
U.S.	408,123	363,527
Rest of World	47,272	41,117
Total	$1,104,894	$1,035,467

Distribution of Total Assets by Business Segment
j) The distribution of total assets by business segment was as follows:

	June 30,	December 31,
	2012	2011
	(in thousands)
Clinical research	$1,052,033	$980,283
Central laboratory	52,861	55,184
Total	$1,104,894	$1,035,467

Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Goodwill [Line Items]
Opening balance	$ 253,393	$ 175,860
Current period acquisitions	68,512	83,656
Prior period acquisitions	534
Foreign exchange movement	(3,342)	(6,123)
Closing balance	$ 319,097	$ 253,393

Business Combinations - Additional Information (Detail) In Millions, unless otherwise specified	Jun. 30, 2012 PriceSpective LLC USD ($)	Feb. 28, 2012 PriceSpective LLC USD ($)	Feb. 28, 2012 PriceSpective LLC Maximum USD ($)	Jun. 30, 2012 BeijingWits Medical Limited USD ($)	Feb. 15, 2012 BeijingWits Medical Limited USD ($)	Feb. 15, 2012 BeijingWits Medical Limited Maximum USD ($)	Feb. 15, 2012 BeijingWits Medical Limited Minimum Employee	Jun. 30, 2012 Firecrest Clinical Limited USD ($)	Jun. 30, 2012 Firecrest Clinical Limited EUR (€)	Mar. 31, 2012 Firecrest Clinical Limited USD ($)	Mar. 31, 2012 Firecrest Clinical Limited EUR (€)	Jul. 14, 2011 Firecrest Clinical Limited USD ($)	Jul. 14, 2011 Firecrest Clinical Limited EUR (€)	Jul. 02, 2012 Firecrest Clinical Limited Subsequent Event USD ($)	Jul. 02, 2012 Firecrest Clinical Limited Subsequent Event EUR (€)	Jul. 14, 2011 Firecrest Clinical Limited Maximum USD ($)	Jul. 14, 2011 Firecrest Clinical Limited Maximum EUR (€)	Mar. 31, 2012 Oxford Outcomes Limited USD ($)	Mar. 31, 2012 Oxford Outcomes Limited GBP (£)	Jun. 30, 2012 Oxford Outcomes Limited USD ($)	Jun. 30, 2012 Oxford Outcomes Limited GBP (£)	Mar. 31, 2012 Oxford Outcomes Limited USD ($)	Mar. 31, 2012 Oxford Outcomes Limited GBP (£)	Dec. 31, 2011 Oxford Outcomes Limited USD ($)	Dec. 31, 2011 Oxford Outcomes Limited GBP (£)	Mar. 31, 2011 Oxford Outcomes Limited USD ($)	Mar. 31, 2011 Oxford Outcomes Limited GBP (£)	May 31, 2011 Oxford Outcomes Limited USD ($)	May 31, 2011 Oxford Outcomes Limited GBP (£)	Jan. 14, 2011 Oxford Outcomes Limited USD ($)	Jan. 14, 2011 Oxford Outcomes Limited GBP (£)	Jun. 30, 2012 Oxford Outcomes Limited Accrued Liabilities USD ($)	Jun. 30, 2012 Oxford Outcomes Limited Accrued Liabilities GBP (£)	Dec. 31, 2011 Oxford Outcomes Limited Put and call option USD ($)	Dec. 31, 2011 Oxford Outcomes Limited Put and call option GBP (£)
Business Acquisition [Line Items]
Percentage of common stock acquired		100.00%			100.00%							100.00%	100.00%																	80.00%	80.00%
Cash consideration		$ 37.1			$ 9							$ 24.1	€ 17																	$ 27.6	£ 17.8			$ 6	£ 3.8
Additional Consideration			15			7										46.8	33
Additional consideration liability	15			7				36.2	29.2					12.5	10
Addition of new employees							100
First element of additional consideration paid										4	3
Additional amount Company paid on completion of working capital review										0.5	0.4																	5.1	3.3
Further consideration paid in relation to certain performance milestones achieved																		$ 1.2	£ 0.8	$ 12.6	£ 8	$ 6.3	£ 4	$ 6.3	£ 4	$ 6.3	£ 4					$ 6.2	£ 4

Summary Of Estimates Of The Fair Value Of Assets Acquired And Liabilities Assumed Related To Acquisition Of PriceSpective LLC (Detail) (PriceSpective LLC, USD $)
In Thousands, unless otherwise specified	Feb. 28, 2012
PriceSpective LLC
Business Acquisition [Line Items]
Property, plant and equipment	$ 256
Goodwill	53,373 [1]
Cash and cash equivalents	2,311
Accounts receivable	2,662
Unbilled revenue	1,140
Other current assets	236
Current liabilities	(7,846)
Total	$ 52,132

[1]	Goodwill represents the acquisition of an established workforce with experience in strategic pricing, market access, HEOR, due diligence support and payer engagement services.

Summary of Estimates of the Fair Values of Assets Acquired and the Liabilities Assumed Related To Acquisition Of Beijing Wits Medical Limited (Detail) (BeijingWits Medical Limited, USD $)
In Thousands, unless otherwise specified	Feb. 15, 2012
BeijingWits Medical Limited
Business Acquisition [Line Items]
Property, plant and equipment	$ 172
Goodwill	15,139 [1]
Cash and cash equivalents	587
Accounts receivable	657
Unbilled revenue	176
Other current assets	228
Non current assets	48
Current liabilities	(1,007)
Total	$ 16,000

[1]	Goodwill represents the acquisition of an established workforce with experience in clinical trial execution and regulatory processes in China.

Summary of Fair Values of the Assets Acquired and the Liabilities Assumed Related to Acquisition of Firecrest (Detail) (Firecrest Clinical Limited, USD $) In Thousands, unless otherwise specified	Jul. 14, 2011
Business Acquisition [Line Items]
Property, plant and equipment	$ 687
Goodwill	48,607 [1]
Cash and cash equivalents	1,965
Other current assets	3,713
Deferred tax liability	(2,367)
Other liabilities	(2,521)
Purchase price	69,025
Technology Assets
Business Acquisition [Line Items]
Intangible asset	11,169
Customer relationships acquired
Business Acquisition [Line Items]
Intangible asset	5,243
Order Backlog
Business Acquisition [Line Items]
Intangible asset	1,172
Trade Names
Business Acquisition [Line Items]
Intangible asset	$ 1,357

[1]	Goodwill represents the cost of an established workforce with experience in the development of site performance and study management systems and process related efficiencies expected to be generated from the use of the Firecrest site performance management system and is not tax deductible.

Summary of Fair Values of the Assets Acquired and the Liabilities Assumed Related to Acquisition of Oxford Outcomes (Detail) (Oxford Outcomes Limited, USD $) In Thousands, unless otherwise specified	Jan. 14, 2011
Business Acquisition [Line Items]
Property, plant and equipment	$ 490
Goodwill	35,583 [1]
Cash and cash equivalents	6,335
Other current assets	6,792
Deferred tax liability	(2,003)
Other liabilities	(2,128)
Purchase price	52,335
Customer relationships acquired
Business Acquisition [Line Items]
Intangible asset	6,648
Order Backlog
Business Acquisition [Line Items]
Intangible asset	$ 618

[1]	Goodwill represents the cost of established workforce with experience in specialist services in the areas of patient reported outcomes (PRO), health economics, epidemiology and translation and linguistic validation and is not tax deductible.

Recognized and Other Non-Recurring items, Net (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 4,525	$ 4,525	$ 5,002	$ 9,817
Other non-recurring items	1,111	1,111
Total	$ 5,636	$ 5,636	$ 5,002

Restructuring and other non-recurring items - Additional Information (Detail)	3 Months Ended	6 Months Ended			12 Months Ended	3 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 EUR (€)	Jun. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Mar. 31, 2011 Q1 Restructuring Plan USD ($)	Mar. 31, 2011 Q1 Restructuring Plan Clinical Research USD ($)	Mar. 31, 2011 Q1 Restructuring Plan Central Laboratory USD ($)	Sep. 30, 2011 Q3 Restructuring Plan Clinical Research USD ($)	Sep. 30, 2011 Q3 Restructuring Plan Central Laboratory USD ($)	Jun. 30, 2012 Q2 Restructuring Plan USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 4,525,000	$ 4,525,000		$ 5,002,000	$ 9,817,000	$ 5,000,000	$ 3,500,000	$ 1,500,000	$ 4,800,000	$ 0	$ 4,600,000
Resource rationalizations	1,111,000	1,111,000									3,400,000
Lease termination and exit costs						1,000,000			900,000		1,200,000
Workforce reductions						4,000,000			3,900,000
Agreement settlement charges		200,000	160,000
Discretionary bonus received	243,000	243,000	194,000
Share-based compensation	$ 620,000

Details of Movement in Restructuring Provisions Recognized (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Provision balance at beginning of period		$ 3,874
Initial provision recognised	4,525	4,525	5,002	9,817
Cash payments		(3,209)		(5,689)
Amounts released		(119)
Property, plant and equipment write-off		(263)		(55)
Foreign exchange movement		1		(199)
Closing provision	284	284
Q1 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognised				5,002
Q3 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognised				4,815
Restructuring - Fiscal 2012 Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognised	4,644
Cash payments	(3,032)
Foreign exchange movement	(4)
Closing provision	1,608	1,608
Workforce Reduction | Restructuring - Fiscal 2012 Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognised	3,394
Cash payments	(2,719)
Foreign exchange movement	(4)
Closing provision	671	671
Workforce Reduction | Restructuring - Fiscal 2011 Plan
Restructuring Cost and Reserve [Line Items]
Provision balance at beginning of period		2,234
Initial provision recognised				7,836
Cash payments		(2,123)		(5,438)
Amounts released		(24)
Foreign exchange movement		(19)		(164)
Closing provision	68	68
Workforce Reduction | Restructuring - Fiscal 2011 Plan | Q1 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognised				3,956
Workforce Reduction | Restructuring - Fiscal 2011 Plan | Q3 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognised				3,880
Office Consolidations | Restructuring - Fiscal 2012 Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognised	1,250
Cash payments	(313)
Closing provision	937	937
Office Consolidations | Restructuring - Fiscal 2011 Plan
Restructuring Cost and Reserve [Line Items]
Provision balance at beginning of period		1,640
Initial provision recognised				1,981
Cash payments		(1,086)		(251)
Amounts released		(95)
Property, plant and equipment write-off		(263)		(55)
Foreign exchange movement		20		(35)
Closing provision	216	216
Office Consolidations | Restructuring - Fiscal 2011 Plan | Q1 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognised				1,046
Office Consolidations | Restructuring - Fiscal 2011 Plan | Q3 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognised				$ 935

Income Taxes Recognized During Period (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Reconciliation of Provision of Income Taxes [Line Items]
Provision for income taxes before restructuring and other non-recurring items	$ 3,514	$ 2,530	$ 6,240	$ 5,761
Tax impact of restructuring and other non-recurring items	(705)		(705)	(544)
Provision for income taxes after restructuring and other non-recurring items	$ 2,809	$ 2,530	$ 5,535	$ 5,217

Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Liability for unrecognized tax benefit	$ 6.9	$ 7.7
Items generating unrecognized tax benefits	5.8	6.5
Interest and related penalties	$ 1.1	$ 1.2

Reconciliation of Number of Shares Used in the Computation of Basic and Diluted Net Income Per Ordinary Share (Detail)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Schedule of Weighted Average Number of Diluted Shares Outstanding [Line Items]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	59,978,509	60,390,788	60,032,306	60,336,933
Effect of dilutive share options outstanding	652,382	724,208	575,329	719,299
Weighted average number of ordinary shares for diluted net income per ordinary share	60,630,891	61,114,996	60,607,635	61,056,232

Share-based Awards - Additional Information (Detail) (USD $)	6 Months Ended					6 Months Ended		6 Months Ended			6 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012 Employee Stock Plan, 2008 Plan	Jun. 30, 2012 Employee Stock Plan, 2008 Plan Individual Employee	Jun. 30, 2012 Employee Stock Plan, 2008 Plan Minimum	Jun. 30, 2012 Employee Stock Plan, 2003 Plan	Jun. 30, 2012 Employee Stock Plan, 2003 Plan Individual Employee	Jun. 30, 2012 Stock Option	Jun. 30, 2011 Stock Option	Jun. 30, 2012 Stock Option Minimum	Jun. 30, 2012 Stock Option Maximum	Jul. 21, 2008 Restricted Stock Units 2008	Jun. 30, 2012 Restricted Stock Units (RSUs)	Jun. 30, 2011 Restricted Stock Units (RSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Percentage of option price for fair value of ordinary share					100.00%
Ordinary shares which have been reserved for issuance			6,000,000	400,000		6,000,000	400,000					1,000,000
Maximum number of award as percentage of shares outstanding						10.00%
Shares vesting period								5 years
Shares expiration period								8 years
Weighted Average Remaining Contractual Life of Options Outstanding								4 years 10 months 17 days			8 years
Options granted fair value										$ 3.68	$ 13.93
Weighted average fair value per option								$ 8.03
Exercisable - number of shares								2,682,192
Exercisable - weighted average remaining contractual life								3 years 4 months 24 days
Exercisable - weighted average exercise price								$ 22.24
Fully vested total intrinsic value								9,000,000
Intrinsic value of option exercised								3,200,000	2,000,000
Fair value of stock awards vested													0	100,000
Non-cash stock compensation expense not yet recognized	17,300,000
Unrecognized stock-based compensation expense, weighted average period (years)	3 years 4 months 24 days
Tax benefit on exercise of options	$ 940,000	$ 300,000

Summary of Stock Option Activity (Detail) (Stock Option, USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Stock Option
Options Outstanding Number of Shares
Outstanding at beginning of period			4,902,818
Granted			820,243
Exercised			(282,596)
Forfeited			(326,086)
Outstanding at ending of period	5,114,379		5,114,379
Exercisable at end of period	2,682,192		2,682,192
Weighted Average Exercise Price
Outstanding at beginning of period			$ 21.87
Granted			$ 21.91
Exercised			$ 11.14
Forfeited			$ 24.4
Outstanding at end of period	$ 22.31		$ 22.31
Exercisable at end of period	$ 22.24		$ 22.24
Weighted Average Fair Value
Outstanding at beginning of period			$ 8.61
Granted	$ 9.72	$ 8.52	$ 9.55
Exercised			$ 4.86
Forfeited			$ 9.47
Outstanding at end of period	$ 8.92		$ 8.92
Exercisable at end of period			$ 8.77
Weighted Average Remaining Contractual Life
Outstanding Weighted Average Remaining Contractual Life			4 years 10 months 17 days
Exercisable at end of period			3 years 4 months 24 days

Schedule of Movement in Non-Vested Share Options (Detail) (Stock Option, USD $)	6 Months Ended
Jun. 30, 2012
Stock Option
Number of Shares
Beginning Balance	2,534,310
Granted	820,243
Vested	(667,974)
Forfeited	(254,392)
Ending Balance	2,432,187
Weighted Average Exercise Price
Beginning Balance	$ 23.3
Granted	$ 21.91
Vested	$ 25.03
Forfeited	$ 23
Ending Balance	$ 22.39
Weighted Average Fair Value
Beginning Balance	$ 9.11
Granted	$ 9.55
Vested	$ 9.37
Forfeited	$ 9.08
Ending Balance	$ 9.08

Schedule of Weighted Average Fair Values and Assumptions Used (Detail) (Stock Option, USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value	$ 9.72	$ 8.52	$ 9.55
Assumptions:
Expected volatility	50.00%	45.00%
Dividend yield	0.00%	0.00%
Risk-free interest rate	0.84%	2.30%
Expected life	5 years	5 years

Restricted Share Units (RSUs) Awarded to Certain Key Executives (Detail) (Restricted Stock Units (RSUs), USD $)	6 Months Ended
	Jun. 30, 2012 Year
Restricted Stock Units (RSUs)
Options Outstanding Number of Shares
Outstanding at beginning of period	365,000	[1]
Granted	237,000
Exercised
Forfeited	(50,000)
Outstanding at ending of period	552,000	[1]
Exercisable at end of period
Weighted Average Fair Value
Outstanding at beginning of period	$ 19.46	[1]
Granted	$ 20.79
Exercised
Forfeited	$ 22.11
Outstanding at end of period	$ 19.98	[1]
Exercisable at end of period
Weighted Average Remaining Contractual Life
Outstanding Weighted Average Remaining Contractual Life	2 years 4 months 13 days
Exercisable Weighted Average Remaining Contractual Life

[1]	includes 100,000 RSU's awarded to Mr. Peter Gray which will not vest.

Restricted Share Units (RSUs) Awarded to Certain Key Executives (Parenthetical) (Detail) (Certain Key Executives, Restricted Stock Units (RSUs))	Jun. 30, 2012
Certain Key Executives | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU's Awarded	100,000

Movement in Non-vested Restricted Share Units (Detail) (Restricted Stock Units (RSUs), USD $)	6 Months Ended
	Jun. 30, 2012
Restricted Stock Units (RSUs)
Number of Units
Beginning Balance	365,000	[1]
Granted	237,000
Vested
Forfieted	(50,000)
Ending Balance	552,000	[1]
Weighted Average Fair Value
Beginning Balance	$ 19.46	[1]
Granted	$ 20.79
Vested
Forfieted	$ 22.11
Ending Balance	$ 19.79	[1]

[1]	includes 100,000 RSU's awarded to Mr. Peter Gray which will not vest.

Movement in Non-vested Restricted Share Units (Parenthetical) (Detail) (Certain Key Executives, Restricted Stock Units (RSUs))	Jun. 30, 2012
Certain Key Executives | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU's Awarded	100,000

Non-Cash Stock Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 3,422	$ 2,194	$ 5,853	$ 4,137
Cost of Sales
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	1,544	1,209	2,883	2,280
Selling, General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	1,258	985	2,350	1,857
Non-recurring Charges - Other
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 620		$ 620

Share Capital - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended	7 Months Ended	1 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Oct. 27, 2011 Maximum	Nov. 22, 2011 Plan 1	Nov. 22, 2011 Plan 2	Feb. 21, 2012 Plan 3	Apr. 27, 2012 Plan 4	Jul. 30, 2012 Plan 5
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Share repurchase program value			$ 50	$ 10	$ 10	$ 20	$ 20	$ 10
Share repurchase plans, start date				Nov 23, 2011	Jan 1, 2012	Feb 22, 2012	Apr 27, 2012	Jul 30, 2012
Share repurchase plans, end date				Dec 31, 2011	Feb 20, 2012	Apr 22, 2012	Jul 18, 2012	Oct 26, 2012
Ordinary shares repurchased	738,341	1,283,938
Ordinary shares repurchased, value	$ 15.6	$ 24.6

Distribution of Net Revenue by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Segment Reporting Information [Line Items]
Net Revenue	$ 277,007	$ 233,045	$ 529,340	$ 462,342
Ireland
Segment Reporting Information [Line Items]
Net Revenue	40,767	24,080	69,762	53,433
Rest Of Europe
Segment Reporting Information [Line Items]
Net Revenue	87,230	85,868	173,274	166,945
U.S.
Segment Reporting Information [Line Items]
Net Revenue	114,237	93,826	221,984	186,390
Rest of World
Segment Reporting Information [Line Items]
Net Revenue	$ 34,773	$ 29,271	$ 64,320	$ 55,574

Distribution of Net Revenue by Business Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Segment Reporting Information [Line Items]
Net Revenue	$ 277,007	$ 233,045	$ 529,340	$ 462,342
Clinical Research
Segment Reporting Information [Line Items]
Net Revenue	255,952	216,163	488,857	429,007
Central Laboratory
Segment Reporting Information [Line Items]
Net Revenue	$ 21,055	$ 16,882	$ 40,483	$ 33,335

Distribution of Income from Operations by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Segment Reporting Information [Line Items]
Excluding Restructuring and other non- recurring items	$ 16,640	$ 15,506	$ 28,372	$ 31,477
Restructuring and other non- recurring items	(5,636)		(5,636)	(5,002)
Income from operations	11,004	15,506	22,736	26,475
Ireland
Segment Reporting Information [Line Items]
Excluding Restructuring and other non- recurring items	1,770	(4,386)	(4,526)	(1,797)
Restructuring and other non- recurring items	(2,075)		(2,075)	(85)
Income from operations	(305)	(4,386)	(6,601)	(1,882)
Rest Of Europe
Segment Reporting Information [Line Items]
Excluding Restructuring and other non- recurring items	7,247	11,368	16,968	16,841
Restructuring and other non- recurring items	(546)		(546)	(1,803)
Income from operations	6,701	11,368	16,422	15,038
U.S.
Segment Reporting Information [Line Items]
Excluding Restructuring and other non- recurring items	4,362	6,600	10,919	12,891
Restructuring and other non- recurring items	(2,650)		(2,650)	(3,114)
Income from operations	1,712	6,600	8,269	9,777
Rest of World
Segment Reporting Information [Line Items]
Excluding Restructuring and other non- recurring items	3,261	1,924	5,011	3,542
Restructuring and other non- recurring items	(365)		(365)
Income from operations	$ 2,896	$ 1,924	$ 4,646	$ 3,542

Distribution of Income from Operations by Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Excluding Restructuring and other non- recurring items	$ 16,640	$ 15,506	$ 28,372	$ 31,477
Restructuring and other non- recurring items	(5,636)		(5,636)	(5,002)
Including Restructuring and other non- recurring items	11,004	15,506	22,736	26,475
Clinical Research
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Excluding Restructuring and other non- recurring items	16,140	14,939	26,239	33,616
Restructuring and other non- recurring items	(5,478)		(5,478)	(3,457)
Including Restructuring and other non- recurring items	10,662	14,939	20,761	30,159
Central Laboratory
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Excluding Restructuring and other non- recurring items	500	567	2,133	(2,139)
Restructuring and other non- recurring items	(158)		(158)	(1,545)
Including Restructuring and other non- recurring items	$ 342	$ 567	$ 1,975	$ (3,684)

Distribution of Property, Plant and Equipment, Net, by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 161,874	$ 168,461
Ireland
Segment Reporting Information [Line Items]
Property, plant and equipment, net	105,501	109,953
Rest Of Europe
Segment Reporting Information [Line Items]
Property, plant and equipment, net	15,151	16,419
U.S.
Segment Reporting Information [Line Items]
Property, plant and equipment, net	32,323	33,086
Rest of World
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 8,899	$ 9,003

Distribution of Property, Plant and Equipment, Net, by Business Segment (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 161,874	$ 168,461
Clinical Research
Segment Reporting Information [Line Items]
Property, plant and equipment, net	145,376	150,169
Central Laboratory
Segment Reporting Information [Line Items]
Property, plant and equipment, net	$ 16,498	$ 18,292

Distribution of Depreciation and Amortization by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	$ 10,830	$ 9,329	$ 21,632	$ 18,302
Ireland
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	4,506	3,236	9,001	6,182
Rest Of Europe
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	1,759	1,854	3,739	3,436
U.S.
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	3,535	3,125	6,937	6,468
Rest of World
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	$ 1,030	$ 1,114	$ 1,955	$ 2,216

Distribution of Depreciation and Amortization by Business Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 10,830	$ 9,329	$ 21,632	$ 18,302
Clinical Research
Segment Reporting Information [Line Items]
Depreciation and amortization	10,008	7,962	19,902	15,697
Central Laboratory
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 822	$ 1,367	$ 1,730	$ 2,605

Distribution of Total Assets by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Assets	$ 1,104,894	$ 1,035,467
Ireland
Segment Reporting Information [Line Items]
Assets	418,507	414,510
Rest Of Europe
Segment Reporting Information [Line Items]
Assets	230,992	216,313
U.S.
Segment Reporting Information [Line Items]
Assets	408,123	363,527
Rest of World
Segment Reporting Information [Line Items]
Assets	$ 47,272	$ 41,117

Distribution of Total Assets by Business Segment (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Assets	$ 1,104,894	$ 1,035,467
Clinical Research
Segment Reporting Information [Line Items]
Assets	1,052,033	980,283
Central Laboratory
Segment Reporting Information [Line Items]
Assets	$ 52,861	$ 55,184